UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number                 811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)    (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Name and address of agent for service)

  Registrant’s telephone number, including area code:       (713) 626-1919

  Date of fiscal year end:         02/28

  Date of reporting period:       08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Municipal Income Opportunities Trust
NYSE: OIA

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
17	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
28	Approval of Investment Advisory and Sub-Advisory Contracts
30	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Municipal Income Opportunities Trust

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	9.01%
Trust at Market Value	7.40
S&P Municipal Bond High Yield Index▼(Broad Market Index)	7.98
Custom Invesco Municipal Income Opportunities Trust Index■ (Style-Specific Index)	7.54
Lipper Closed-End High Yield Municipal Index♦ (Peer Group Index)	8.61
Market Price Premium to NAV as of 8/31/19	2.82
Source(s): ▼RIMES Technologies Corp.; ■ Invesco, RIMES Technologies Corp.; ♦ Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.
    The S&P Municipal Bond Investment Grade Index is considered representative of investment-grade US municipal bonds.
    The Custom Invesco Municipal Income Opportunities Trust Index is designed to measure the performance of a hypothetical allocation, which consists of 80% weight in the S&P Municipal Bond High Yield Index and 20% weight in the S&P Municipal Bond Investment Grade Index.
    The Lipper Closed-End High Yield Municipal Index is an unmanaged index considered representative of closed-end high yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Municipal Income Opportunities Trust

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–129.71%(a)
Alabama–3.14%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 1,140,540
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	2,250	2,598,953
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	925	673,779
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(d)(e)	6.60%	10/01/2042	1,300	1,270,464
Series 2013 F, Revenue Wts. (d)	7.75%	10/01/2046	1,700	1,645,464
Series 2013-F, Revenue Wts. (d)	7.90%	10/01/2050	1,000	965,560
Lower Alabama Gas District (The); Series 2016 A, RB (b)	5.00%	09/01/2046	1,500	2,189,085
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	1,000	1,156,520
				11,640,365
American Samoa–0.22%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	810,533
Arizona–4.16%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,678,549
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (f)	5.75%	07/01/2036	1,500	1,691,595
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,629,285
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,054,560
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB (g)(h)	6.40%	07/01/2021	600	657,174
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.75%	07/01/2044	750	865,582
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	1,031,870
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB (f)	5.00%	06/15/2052	1,500	1,550,190
Pima (County of), AZ Industrial Development Authority (Coral Academy Science); Series 2008 A, RB	7.25%	12/01/2038	1,000	1,001,954
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2048	1,000	1,003,380
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB (f)	6.13%	10/01/2052	1,000	1,149,090
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,093,590
				15,406,819
California–16.29%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,072,320
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (g)(h)	7.63%	01/01/2020	1,000	1,021,490
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	2,250	2,725,223
California (State of) Educational Facilities Authority (Stanford University);
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	3,000	4,216,650
Series 2014 U-6, RB (b)	5.00%	05/01/2045	3,000	4,664,580
Series 2010, RB (b)	5.25%	04/01/2040	500	772,150
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,381,338
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,080,910
California (State of) Pollution Control Finance Authority; Series 2012, RB (f)(i)	5.00%	07/01/2037	1,000	1,079,150
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (Acquired 01/22/2016 - 09/26/2017; Cost $937,500)(c)(f)(i)	7.00%	12/31/2049	940	470,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	743,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB (g)(h)	7.25%	11/01/2021	$ 1,000	$ 1,134,490
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (Acquired 11/03/2015; Cost $755,000)(f)	6.75%	06/01/2045	755	805,736
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	750	754,200
Series 2006 A, RB (j)	0.00%	06/01/2046	10,000	1,928,700
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	1,000	1,002,740
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	915	916,665
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB	6.50%	01/15/2043	1,000	1,197,480
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB (j)	0.00%	06/01/2047	10,000	1,717,600
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,105	2,159,014
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	10,000	3,358,400
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(i)(k)	5.25%	05/15/2048	3,000	3,695,490
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (g)(h)	7.00%	08/01/2021	1,000	1,115,520
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds (j)	0.00%	08/01/2039	8,000	4,940,240
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,117,450
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (g)(h)	7.00%	02/01/2021	1,400	1,519,434
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB (j)	0.00%	08/01/2037	5,000	1,996,900
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	2,000	790,180
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,479,600
Southern California Logistics Airport Authority; Series 2008 A, RB (j)	0.00%	12/01/2044	18,085	3,138,471
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, RB	5.13%	06/01/2046	1,000	1,002,090
Union City (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB (g)(h)	6.88%	12/01/2021	1,500	1,700,220
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	3,000	3,668,550
				60,366,951
Colorado–7.65%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	750	768,870
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,960,302
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,249,203
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	1,058,130
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,487,620
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	1,000	1,077,320
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (g)(h)	6.25%	11/15/2020	1,000	1,059,090
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	1,000	1,032,920
Denver (City & County of), CO; Series 2018 A, Ref. RB (b)(i)	5.25%	12/01/2043	3,000	3,771,180
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	500	517,620
Fourth Street Crossing Business Improvement District; Series 2019 A, RB (f)	5.38%	12/01/2049	500	512,680
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	739,627
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	520,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	$ 1,000	$ 1,060,390
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	1,029,760
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2047	2,085	2,343,582
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,588,455
Tallyns Reach Metropolitan District No. 3; Series 2016 A, GO Bonds	6.75%	11/01/2038	1,112	1,148,285
University of Colorado; Series 2013 A, RB (b)	5.00%	06/01/2043	3,000	3,437,190
				28,362,924
Connecticut–0.39%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (c)	5.13%	10/01/2036	2,955	945,600
Hamden (Town of), CT (Whitney Center); Series 2009 A, RB	7.75%	01/01/2043	500	505,765
				1,451,365
Delaware–0.30%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (f)	5.25%	07/01/2048	1,000	1,093,080
District of Columbia–1.57%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	1,335	1,347,803
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	3,000	3,454,500
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,019,710
				5,822,013
Florida–7.33%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	819,153
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,008,060
Broward (County of), FL; Series 2017, RB (b)(i)	5.00%	10/01/2042	3,000	3,623,460
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (f)	6.75%	12/01/2035	100	104,267
Series 2015, RB (f)	7.00%	12/01/2045	1,000	1,044,430
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013 - 12/19/2013; Cost $987,159)(f)	8.25%	05/15/2049	1,200	1,159,740
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (g)(h)	7.25%	10/01/2021	1,000	1,123,390
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (f)	6.13%	06/15/2043	1,000	1,032,710
Series 2015, RB (f)	6.13%	06/15/2046	1,000	1,104,440
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (f)	5.38%	07/15/2038	1,300	1,389,180
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,074,090
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,221,744
Miami-Dade (County of), FL; Series 2009, RB (j)	0.00%	10/01/2042	7,900	3,956,715
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	1,500	1,797,645
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	3,000	3,532,830
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	848,977
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (f)	10.00%	12/28/2021	1,000	1,286,210
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(h)	6.00%	08/01/2020	1,000	1,043,590
				27,170,631
Georgia–1.38%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	1,000	1,111,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040	$ 2,490	$ 2,946,965
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (g)(h)	6.13%	09/01/2020	1,000	1,047,490
				5,105,965
Hawaii–0.24%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, RB (g)(h)	8.75%	11/15/2019	865	877,906
Idaho–0.77%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,138,490
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,713,104
				2,851,594
Illinois–13.35%
Bolingbrook (Village of), IL; Series 2005, RB (d)	6.25%	01/01/2024	1,250	1,240,325
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,401,225
Series 2009 C, Ref. GO Bonds (j)	0.00%	01/01/2031	5,020	3,452,254
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,031
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,800,660
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,849	1,859,096
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,674,990
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	3,000	3,408,600
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	2,250	2,638,305
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	3,000	3,404,460
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,088,220
Series 2017 D, GO Bonds (b)(k)	5.00%	11/01/2023	3,000	3,307,830
Series 2018 A, GO Bonds	6.00%	05/01/2027	1,000	1,244,310
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	1,000	1,066,520
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (f)	6.00%	12/01/2045	1,000	1,066,750
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,365
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,500,990
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,040,620
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.24%	05/15/2038	140	125,745
Series 2016 A, RB	6.33%	05/15/2048	500	448,900
Series 2016 A, RB	6.44%	05/15/2055	850	763,036
Series 2016, RB	2.00%	05/15/2055	150	4,500
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	1,000	1,100,080
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,081,670
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,644,735
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	415	446,669
Series 2011, Ref. RB	7.13%	10/01/2041	500	536,370
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,000	3,344,610
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	878,726
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB (d)	4.70%	12/15/2037	1,000	689,030
Series 2017 B, Ref. RB (d)	4.95%	12/15/2047	3,900	2,664,636
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	835	854,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (g)(h)	8.50%	06/01/2021	$ 1,000	$ 1,125,600
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,028,690
				49,462,778
Indiana–2.18%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (f)	6.88%	01/15/2052	250	275,797
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB (c)	7.13%	11/15/2047	515	360,500
Crown Point (City of), IN (Wittenberg Village); Series 2009 A, RB	8.00%	11/15/2039	1,000	1,006,290
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	2,250	2,612,138
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (f)	5.90%	07/01/2038	1,000	1,054,210
Series 2018 A, Ref. RB (f)	6.00%	07/01/2048	1,000	1,054,400
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	500	518,330
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (i)	7.00%	01/01/2044	1,000	1,184,840
				8,066,505
Iowa–3.09%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,047,800
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,290,640
Iowa (State of) Finance Authority (Northcrest, Inc. Project); Series 2018 A, Ref. RB	5.00%	03/01/2048	1,250	1,365,987
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (d)	5.60%	06/01/2034	700	700,903
Series 2005 C, RB	5.38%	06/01/2038	1,125	1,125,270
Series 2005 C, RB	5.63%	06/01/2046	1,000	1,000,220
Series 2005 D, RB (j)	0.00%	06/01/2046	8,400	1,603,308
Series 2005 E, RB (j)	0.00%	06/01/2046	10,000	1,312,400
				11,446,528
Kansas–0.91%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043	1,000	1,085,190
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,086,130
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,206,296
				3,377,616
Kentucky–0.89%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2011, RB (g)(h)	7.38%	05/15/2021	1,000	1,104,130
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB (d)	6.88%	07/01/2046	2,000	2,185,000
				3,289,130
Louisiana–1.65%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	846,585
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	750	785,730
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (f)(g)(h)	6.38%	12/01/2019	1,000	1,032,590
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(i)	5.00%	01/01/2048	2,250	2,619,855
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	750	828,270
				6,113,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.29%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	$ 1,000	$ 1,082,230
Maryland–0.55%
Frederick (County of), MD (Jefferson Technology Park); Series 2013 B, RB (f)	7.13%	07/01/2043	990	1,005,860
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	1,000	1,022,160
				2,028,020
Massachusetts–1.81%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS- AMBAC)(b)(e)	5.50%	08/01/2030	960	1,338,989
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	505	739,083
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2057	1,500	1,658,730
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.88%	01/01/2021	1,000	1,075,874
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	1,500	1,886,580
				6,699,256
Michigan–1.72%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	655,510
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB	7.00%	11/15/2028	1,200	1,190,232
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.25%	07/01/2039	1,000	1,095,940
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	651,786
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,780	2,793,956
				6,387,424
Minnesota–2.69%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2011 A, RB (g)(h)	7.00%	11/01/2019	1,000	1,019,090
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	995	1,062,710
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,097,970
Rochester (City of), MN (Samaritan Bethany, Inc.); Series 2009 A, Ref. RB (g)(h)	7.38%	12/01/2019	1,000	1,014,800
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	1,000	1,011,620
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,109,000
West St. Paul (City of), MN (Walker Thompson Hill, LLC); Series 2011A, RB (g)(h)	7.00%	09/01/2019	700	700,000
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,938,897
				9,954,087
Missouri–1.60%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB	5.50%	04/01/2027	750	300,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2010 A, RB (g)(h)	8.25%	05/15/2020	1,000	1,048,850
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (f)	4.25%	12/01/2042	2,000	2,116,840
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.25%	09/01/2053	1,500	1,721,475
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	755	757,960
				5,945,125
Nebraska–0.28%
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, RB (g)(h)	6.75%	06/01/2020	1,000	1,040,680
Nevada–1.27%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	3,000	3,677,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB (f)(j)	0.00%	07/01/2058	$ 7,000	$ 1,017,170
				4,694,270
New Hampshire–0.53%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, RB (g)(h)	6.88%	10/01/2019	895	898,840
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,062,200
				1,961,040
New Jersey–2.00%
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (g)(h)	6.25%	11/01/2020	1,000	1,058,380
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	1,000	1,104,320
Series 2012, RB (i)	5.75%	09/15/2027	1,000	1,113,810
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB (f)	6.30%	10/01/2049	1,200	1,277,388
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	1,010,360
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	1,500	1,850,025
				7,414,283
New Mexico–0.28%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB (g)(h)	6.13%	07/01/2020	1,000	1,040,210
New York–14.99%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (j)	0.00%	07/15/2035	1,475	937,584
Series 2009, RB (j)	0.00%	07/15/2046	10,000	4,168,900
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	3,000	3,689,460
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,125	1,150,864
Series 2014 A, RB	6.70%	01/01/2049	500	501,515
Series 2014 C, RB (c)	2.00%	01/01/2049	405	65,822
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(i)	5.00%	10/15/2028	1,300	1,403,415
Series 2011, RB (b)(i)	5.00%	10/15/2027	1,700	1,835,235
New York (City of), NY; Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	2,250	2,720,025
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS -AMBAC)(e)	5.00%	01/01/2039	500	508,280
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	3,000	3,340,140
Subseries 2012 A-1, VRD RB (l)	1.25%	06/15/2044	100	100,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	2,400	2,702,520
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	6,000	6,566,880
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (j)	0.00%	06/01/2050	8,100	1,250,073
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,435,420
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	3,000	3,443,580
Series 2018 E, RB (b)	5.00%	03/15/2045	2,250	2,795,355
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	3,000	3,541,290
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB (f)	7.25%	11/15/2044	1,000	1,201,450
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. RB (g)(h)	6.38%	01/15/2020	1,000	1,019,900
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (b)(i)(k)	5.00%	07/01/2046	1,750	1,958,390
Triborough Bridge & Tunnel Authority; Series 2017 A, RB (b)	5.00%	11/15/2047	4,170	5,076,558
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	$ 2,000	$ 1,983,800
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (f)(i)	7.00%	06/01/2046	1,000	1,139,970
				55,536,426
North Carolina–1.85%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	834,270
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (g)(h)	7.75%	03/01/2021	1,000	1,095,610
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	3,000	3,559,920
North Carolina Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,380,053
				6,869,853
North Dakota–0.28%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	1,056,000
Ohio–4.06%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.88%	06/01/2030	1,000	1,006,360
Series 2007 A-2, RB	5.88%	06/01/2047	2,000	2,010,020
Series 2007 A-2, RB	6.50%	06/01/2047	2,000	2,050,020
Series 2007 A-3, RB (d)	6.25%	06/01/2037	1,000	1,031,150
Series 2007 B, RB (j)	0.00%	06/01/2047	34,540	2,004,011
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,058,450
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,635,344
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	940	1,070,359
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.63%	04/01/2040	1,000	1,025,300
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,079,020
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (f)	6.38%	01/15/2051	1,000	1,081,840
				15,051,874
Oklahoma–1.23%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (c)	6.00%	01/01/2032	1,000	630,000
Series 2013, Ref. RB (c)	5.75%	01/01/2037	1,000	630,000
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,217,960
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,750	1,032,500
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB (c)	7.00%	11/01/2051	666	6,655
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (g)(h)	7.25%	05/01/2020	1,000	1,039,120
				4,556,235
Pennsylvania–3.35%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	870	903,469
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	965	976,261
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,027,640
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (g)(h)	6.63%	12/01/2021	1,000	1,121,510
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	3,000	3,467,190
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021	3,000	3,008,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	$ 750	$ 874,200
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.75%	06/15/2043	1,000	1,025,520
				12,404,160
Puerto Rico–3.56%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	508,550
Series 2002, RB	5.63%	05/15/2043	1,000	1,017,100
Series 2005 A, RB (j)	0.00%	05/15/2050	27,000	3,796,470
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (c)	5.00%	07/01/2037	495	396,000
Series 2007 VV, Ref. RB (INS -NATL)(e)	5.25%	07/01/2035	1,000	1,080,980
Series 2010 XX, RB (c)	5.25%	12/31/2049	2,300	1,845,750
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(e)	6.00%	07/01/2024	1,000	1,030,360
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2051	10,000	1,943,400
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,567,740
				13,186,350
South Carolina–0.76%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (f)	5.75%	06/15/2039	1,500	1,708,965
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,000	1,091,160
				2,800,125
Tennessee–0.95%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	1,067,110
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,651,376
Series 2016 A, Ref. RB (f)	5.00%	09/01/2031	750	786,953
				3,505,439
Texas–7.28%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	843,968
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	1,000	1,025,740
Central Texas Regional Mobility Authority; Series 2011, RB (g)(h)	6.75%	01/01/2021	1,000	1,073,130
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (g)(h)	6.25%	12/01/2020	1,000	1,062,550
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (i)	6.63%	07/15/2038	1,000	1,079,920
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (g)(h)	6.88%	05/15/2021	1,000	1,093,790
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	750	818,647
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (f)(i)	6.50%	12/01/2033	980	1,020,954
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,600	1,646,464
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	1,094,420
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	427,884
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,598,835
North Texas Tollway Authority; Series 2011 B, RB (g)(h)(j)	0.00%	09/01/2031	7,000	3,585,400
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (f)(h)(i)	7.25%	02/13/2020	1,500	1,526,505
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	490	498,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)(i)	8.00%	07/01/2038	$ 990	$ 247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,156,190
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2052	1,000	1,120,860
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (c)	4.63%	11/15/2049	485	4,850
Series 2017 A, RB (c)	4.88%	11/15/2055	1,000	10,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, RB	8.25%	11/15/2044	860	817,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	1,000	1,049,670
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,000	1,019,310
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (i)	6.75%	06/30/2043	1,000	1,171,290
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB (g)(h)	7.13%	02/15/2020	1,000	1,026,290
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (g)(h)	7.00%	11/01/2020	805	858,436
Series 2010, RB	7.00%	11/01/2030	105	108,446
				26,986,492
Utah–1.26%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB (b)(i)	5.00%	07/01/2043	3,000	3,646,890
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,031,160
				4,678,050
Virgin Islands–0.67%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,500,000
Virginia–0.57%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	1,089,600
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (d)	5.20%	06/01/2046	1,000	1,007,990
				2,097,590
Washington–3.38%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,071,750
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds	7.00%	12/01/2040	1,000	1,046,850
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	3,000	3,153,030
Washington (State of); Series 2019 A, GO Bonds (b)	5.00%	08/01/2042	2,250	2,813,850
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)	5.00%	07/01/2048	3,000	3,655,200
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (f)	7.00%	07/01/2050	740	800,732
				12,541,412
West Virginia–1.74%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB (f)	5.75%	06/01/2042	1,500	1,515,450
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	1,000	1,091,750
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (f)	5.75%	06/01/2043	2,000	2,214,080
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (f)(i)	7.25%	02/01/2036	750	762,952
Series 2018, RB (f)(i)	8.75%	02/01/2036	240	248,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (c)	6.50%	10/01/2038	$ 1,000	$ 630,000
				6,462,241
Wisconsin–5.25%
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	3,000	3,568,590
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.); Series 2009 A, RB (g)(h)	7.63%	09/15/2019	1,000	1,001,950
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB (g)(h)	7.00%	08/01/2020	1,025	1,078,915
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (f)	6.85%	10/01/2047	2,000	2,240,080
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	7.00%	12/01/2050	2,000	2,416,000
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (f)	6.85%	11/01/2046	1,000	1,132,010
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (f)	6.13%	02/01/2048	1,000	1,047,870
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (f)	8.25%	06/01/2046	1,000	1,110,090
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.25%	01/01/2038	1,000	1,077,550
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (i)	7.25%	06/01/2035	1,500	1,706,880
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,775,205
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	741,233
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB	6.20%	10/01/2042	500	550,220
				19,446,593
TOTAL INVESTMENTS IN SECURITIES(m)–129.71% (Cost $439,120,434)				480,641,198
FLOATING RATE NOTE OBLIGATIONS–(23.46)%
Notes with interest and fee rates ranging from 1.82% to 2.27% at 08/31/2019 and contractual maturities of collateral ranging from 06/15/2021 to 04/01/2056 (See Note 1J)(n)				(86,945,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.08)%				(29,947,867)
OTHER ASSETS LESS LIABILITIES–1.83%				6,811,066
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$370,559,397
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Municipal Income Opportunities Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $6,916,456, which represented 1.87% of the Trust’s Net Assets.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $55,007,282, which represented 14.84% of the Trust’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security subject to the alternative minimum tax.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Trust’s investments with a value of $148,703,337 are held by TOB Trusts and serve as collateral for the $86,945,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
As of August 31, 2019
Revenue Bonds	79.0%
General Obligation Bonds	12.0
Pre-Refunded Bonds	8.8
Other	0.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $439,120,434)	$ 480,641,198
Cash	997,292
Receivable for:
Interest	6,154,537
Investment for trustee deferred compensation and retirement plans	68,185
Other assets	23,232
Total assets	487,884,444
Liabilities:
Floating rate note obligations	86,945,000
Variable rate muni term preferred shares ($0.01 par value, 300 shares issued with liquidation preference of $100,000 per share)	29,947,867
Payable for:
Dividends	19,805
Accrued fees to affiliates	4,305
Accrued interest expense	61,323
Accrued trustees’ and officers’ fees and benefits	2,983
Accrued other operating expenses	129,560
Trustee deferred compensation and retirement plans	214,204
Total liabilities	117,325,047
Net assets applicable to common shares	$370,559,397
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$345,197,090
Distributable earnings	25,362,307
$370,559,397
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,538,686
Net asset value per common share	$ 7.79
Market value per common share	$ 8.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Municipal Income Opportunities Trust

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 11,619,455
Expenses:
Advisory fees	1,310,301
Administrative services fees	25,271
Custodian fees	3,974
Interest, facilities and maintenance fees	1,376,471
Transfer agent fees	24,421
Trustees’ and officers’ fees and benefits	13,000
Registration and filing fees	19,897
Reports to shareholders	25,911
Professional services fees	107,197
Other	25,073
Total expenses	2,931,516
Net investment income	8,687,939
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(533,908)
Futures contracts	(98,889)
(632,797)
Change in net unrealized appreciation (depreciation) of:
Investment securities	23,077,042
Futures contracts	(43,196)
23,033,846
Net realized and unrealized gain	22,401,049
Net increase in net assets resulting from operations applicable to common shares	$31,088,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 8,687,939	$ 17,932,533
Net realized gain (loss)	(632,797)	619,139
Change in net unrealized appreciation (depreciation)	23,033,846	(2,892,045)
Net increase in net assets resulting from operations applicable to common shares	31,088,988	15,659,627
Distributions to common shareholders from distributable earnings	(9,183,685)	(19,157,022)
Net increase in common shares of beneficial interest	86,300	248,964
Net increase (decrease) in net assets applicable to common shares	21,991,603	(3,248,431)
Net assets applicable to common shares:
Beginning of period	348,567,794	351,816,225
End of period	$370,559,397	$348,567,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Municipal Income Opportunities Trust

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 31,088,988
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(19,140,333)
Proceeds from sales of investments	20,104,329
Purchases of short-term investments, net	(100,000)
Amortization of premium on investment securities	942,546
Accretion of discount on investment securities	(1,503,154)
Decrease in receivables and other assets	406
Increase in accrued expenses and other payables	116,061
Decrease in variation margin - futures contracts	26,468
Net realized loss from investment securities	533,908
Net change in unrealized appreciation on investment securities	(23,077,042)
Decrease in cash collateral — exchange-traded futures contracts	150,000
Net cash provided by operating activities	9,142,177
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(9,100,367)
Decrease in payable for amount due custodian	(269,518)
Proceeds of TOB Trusts	1,225,000
Net cash provided by (used in) financing activities	(8,144,885)
Net increase in cash and cash equivalents	997,292
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ 997,292
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 86,300
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 1,376,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Municipal Income Opportunities Trust

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 7.33	$ 7.41	$ 7.44	$ 7.65	$ 7.58	$ 7.05
Net investment income(a)	0.18	0.38	0.42	0.41	0.42	0.40
Net gains (losses) on securities (both realized and unrealized)	0.47	(0.06)	(0.04)	(0.22)	0.04	0.53
Total from investment operations	0.65	0.32	0.38	0.19	0.46	0.93
Dividends paid to common shareholders from net investment income	(0.19)	(0.40)	(0.41)	(0.40)	(0.39)	(0.40)
Net asset value per common share, end of period	$ 7.79	$ 7.33	$ 7.41	$ 7.44	$ 7.65	$ 7.58
Market value per common share, end of period	$ 8.01	$ 7.65	$ 7.53	$ 7.60	$ 7.43	$ 6.99
Total return at net asset value(b)	9.01%	4.49%	5.19%	2.51%	6.73%	13.96%
Total return at market value(c)	7.40%	7.32%	4.64%	7.82%	12.41%	13.63%
Net assets applicable to common shares, end of period (000’s omitted)	$ 370,559	$ 348,568	$ 351,816	$353,295	$362,645	$359,602
Portfolio turnover rate(d)	4%	19%	13%	14%	7%	11%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.62% (e)	1.62%	1.20%	0.98%	0.86%	0.79%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.86% (e)	0.83%	0.83%	0.76%	0.74%	0.69%
Without fee waivers and/or expense reimbursements	1.62% (e)	1.62%	1.20%	0.98%	0.86%	0.84%
Ratio of net investment income to average net assets	4.80% (e)	5.13%	5.63%	5.33%	5.58%	5.51%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$ 30,000	$ 30,000	$ 30,000	N/A	N/A	N/A
Asset coverage per preferred share(f)	$1,335,198	$1,261,893	$1,272,271	N/A	N/A	N/A
Liquidating preference per preferred share	$ 100,000	$ 100,000	$ 100,000	N/A	N/A	N/A

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $360,163.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
N/A - Not applicable
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Municipal Income Opportunities Trust

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
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D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares ("VMTP Shares"), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the
23	Invesco Municipal Income Opportunities Trust

expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.	Futures Contracts — The Trust may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Trust currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration
24	Invesco Municipal Income Opportunities Trust

agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$ (98,889)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(43,196)
Total	$(142,085)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$15,030,469
NOTE 5—Security Transactions with Affiliated Funds
The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Trust engaged in securities purchases of $7,354,347 and securities sales of $8,057,727, which did not result in any net realized gains (losses).
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NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 7—Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $85,145,429 and 2.23%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,903,033	$10,087,441	$15,990,474

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $18,916,746 and $20,004,329, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 52,565,994
Aggregate unrealized (depreciation) of investments	(10,470,286)
Net unrealized appreciation of investments	$ 42,095,708
Cost of investments for tax purposes is $438,545,490.
NOTE 10—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	47,527,239	47,493,557
Shares issued through dividend reinvestment	11,447	33,682
Ending shares	47,538,686	47,527,239
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The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 11—Variable Rate Muni Term Preferred Shares
On November 1, 2017, the Trust issued 300 Series 2020 VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VMTP Shares on November 1, 2020, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2019, the dividend rate is equal to the Securities Industry and Financial Markets Association Municipal Swap Index (the "SIFMA" Index) plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2019 were $30,000,000 and 2.62%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the "spread" on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 12—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0316	September 18, 2019	September 30, 2019
October 1, 2019	$0.0316	October 16, 2019	October 31, 2019
27	Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Income Opportunities Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End High Yield Municipal Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted

28                         Invesco Municipal Income Opportunities Trust

that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the

Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

29                         Invesco Municipal Income Opportunities Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	43,764,109.07	1,694,176.96
	Eli Jones	43,775,624.87	1,682,661.15
	Ann Barnett Stern	43,755,882.07	1,702,403.96
	Raymond Stickel, Jr.	43,591,949.55	1,866,336.48
(2).	Prema Mathai-Davis	300.00	0.00

30                         Invesco Municipal Income Opportunities Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-05597	MS-CE-MIOPP-SAR-1

ITEM 2.    CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019